INVESTMENTS (Equity) (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity Method Investment, Summarized Financial Information [Abstract]
Total Assets	$ 7,378	$ 7,386
Total Liabilities	3,246	3,316
Redeemable non-controlling interest	17	0
Total Partner's Capital	4,116	4,070
Total Liabilities and Partners' Capital	7,379	7,386
MLOA's Equity investment in AllianceBernstein	63	70	69
Statement of Earnings (Loss) [Abstract]
Total Revenues	3,005	2,915	2,737
Total Expenses	2,397	2,351	2,534
Net Earnings (Loss)	570	518	189
MLOA's Equity in earnings (loss) of AllianceBernstein	1	5	2
Investments, Debt and Equity Securities [Abstract]
Equity investments carrying value	0	1
Investments units in Alliance Bernstein	2.6
Investments in and Advances to Affiliates, at Fair Value [Roll Forward]
Balance, beginning	70	69
Equity in earnings (loss) of AllianceBernstein	1	5	2
Dividends received	(5)	(4)
Other	(3)
Balance, ending	$ 63	$ 70	$ 69